Interests in entities (Tables)	12 Months Ended
Dec. 31, 2024
Interests in entities [Abstract]
Interests in group companies
Below is a list of subsidiaries as of December 31, 2024, that individually exceed 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the Group financial statements.
Philips Group
Interests in group companies in alphabetical order by country
December 31, 2024

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany [1]
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems (Cleveland), Inc.	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
[1]Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co.KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; PIP Verwaltungsgesellschaft mbH, Hamburg.